Transaction Revenue	12 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
Transaction Revenue
3. Transaction Revenue
The Group generates transaction revenue from contracts with customers by providing the following services:
Cross-Border
Cross-border revenue comprises money transfers, currency conversions and account services.
A customer enters into a contract with the Group at the time of opening a customer account or initiating a money transfer. The customer agrees to the contractual terms by formally accepting the terms and conditions of the respective service, on Wise’s website or the app (Step 1). The Group’s performance obligation is to provide money transfer services and currency conversion services (Step 2). The Group charges a fee based on the nature of the transaction, which is stipulated in the customer agreement, and can depend on a number of factors, including the currency route, the transaction size, the type of transaction being undertaken and the payment method used (Step 3). The fees charged are applied to a single performance obligation, either the money transfer service or currency conversion service as described in Step 2 (Step 4). The revenue is recognized at the point in time the performance obligation has been satisfied. For money transfers, the revenue is recognized upon delivery of funds to the recipient. For currency conversions, it is recognized when a customer balance is converted into a different currency in their account (Step 5).
The time required for the Group to process the payment to the recipient, and therefore to satisfy its performance obligations, depends on the processing time its banking partners require to deliver funds to the recipient. As such the revenue is deferred until the funds are delivered.
Card
Card revenue refers to debit card services and mainly comprises interchange fees and card usage fees.
A customer enters into a contract with the Group at the time the card, either virtual or physical, is made available for use and the customer is able to either make a payment or a withdrawal (Step 1). The performance obligation for card usage fees is the customer’s use of the card to make a purchase or pay for a service in the desired currency. The performance obligation for interchange fees is to facilitate the payment from the customer’s account to the merchant via use of the Wise card (Step 2). The fees for card transactions are in accordance with the agreed terms and conditions (Step 3). The transaction price is allocated to the single performance obligations as described in Step 2 (Step 4). Revenue is recognized point-in-time
upon transaction capture, that the performance obligation is deemed to have been satisfied (Step 5).
Other
Other revenue mainly comprises:

•
Revenue earned from the
top-up
of customer account balances or transfers to recipients in the same currencies. The revenue is recognized on transaction completion for top-ups
and delivery of funds to the recipient for transfers.

•
One-time
fee charged to Wise business customers in certain regions for setting up an account or to obtain local account details. The customer enters into a contract with the Group at the time of account set up or of requesting account details (Step 1). The performance obligation is the access and use of the account (Step 2). The transaction fee is dictated per the customer agreement, and is a fixed, one-time
fee (Step 3), and is allocated to the single performance obligation as described in Step 2 (Step 4). The revenue is recognized over time, throughout the period the customer is expected to use the business account (Step 5).

•
Fees earned for the provision or replacement of physical cards. A customer enters into a contract with the Group at the time of a physical card request (Step 1). The performance obligation is the benefits that the customer receives via use of a physical card (Step 2). The transaction price is defined as a fixed, one-time
fee in the contract (Step 3), and is applied to the single performance obligation as described in Step 2 (Step 4). The revenue is recognized over time throughout the period the debit card services are provided, which is expected to be the life of the card (Step 5).

•
Revenue from the multi-currency investment feature called Wise Assets, that customers can hold, buy and sell units. The customer enters into a contract with Wise upon investing in Wise Assets product and formally accepting the Wise Assets terms and conditions (Step 1). The performance obligation is providing the asset account to the customers (Step 2), where Wise generates revenue from charging a fee based on the value of the assets under custody (Step 3). The transaction price is allocated to the single performance obligation as described in Step 2 (Step 4). The revenue is accrued on a daily basis, based on the daily value of the assets under custody, and is recognized over time in line with the period the Group provides its services to Wise Assets customers (Step 5). The Group acts as an agent on behalf of the customers and does not retain control nor benefits from the Wise Assets, thus it does not recognize the financial assets and the respective liabilities for the Wise Assets.

Below is the transaction revenue split by nature:

	Year ended March 31,
	2026	2025	2024
	(In million)	(In million)	(In million)
Transaction revenue by nature
Cross-border	$1,257.0	$1,071.7	$999.7
Card	391.6	280.5	207.2
Other	245.0	194.1	116.2

Total transaction revenue	$1,893.6	$1,546.3	$1,323.1

No individual customer contributed more than 10% to Wise’s total transaction revenue in 2026, 2025 and 2024.

The following table presents the Group’s transaction revenues from contracts with customers disaggregated by timings of revenue recognition:

	Year ended March 31,
	2026	2025	2024
	(In million)	(In million)	(In million)
Transaction revenue
Recognized at a point in time	$1,841.9	$1,505.5	$1,303.2

Recognized over time	51.7	40.8	19.9

Total transaction revenue	$1,893.6	$1,546.3	$1,323.1

Contract Balances
Contract liabilities are recognized when consideration is received in advance of the provision of service and are subsequently recognized as transaction revenue when the related performance obligations are satisfied. The Group has $44.4 million and $32.8 million contract liabilities included in “Accounts Payable and Other liabilities” for the years ended March 31, 2026 and 2025 respectively. The amount of revenue recognized during the year ended March 31, 2026, 2025 and 2024 that was included in the contract liabilities balance at the beginning of the period was $19.8 million, $18.4 million and $8.2 million respectively.
The following table presents the Group’s remaining performance obligation for contracts with a duration of more than one year for the year ended March 31, 2026:

	2027	2028	2029	thereafter
	(in million)	(in million)	(in million)	(in million)
Revenue expected to be recognized on multi-year contracts in place as of March 31, 2026	$22.5	11.8	5.7	4.4
Contract assets typically arise when the Group has transferred services to a customer, but the right to consideration is not yet unconditional. The Group does not have contract assets for the years ended March 31, 2026 and 2025.